Convertible Notes - Schedule of Level 3 Items Measured at Fair Value (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	2 Months Ended	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2026
Schedule of Level 3 Items Measured at Fair Value [Abstract]
Fair value beginning	$ 871,029	$ 887,231
Change in Fair Value	16,202	(501,544)
Less convertible notes conversions		(100,559)
Fair value ending	$ 887,231	$ 285,128